Lease Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Lease Liabilities
NOTE 20. LEASE LIABILITIES

December 31,	2022	2021

Balance, January 1	$57,014	$61,926

Acquisition (Note 7)	39,845	-

Additions	9,977	9,721

Lease interest	3,398	3,029

Payments made against lease liabilities	(19,156)	(17,244)

Currency translation effects and other	1,955	(418)

Closing balance	$93,033	$57,014

Current portion of lease liabilities	$20,125	$13,906

Non-current portion of lease liabilities	72,908	43,108

	$93,033	$57,014
In addition to the lease payments made above, during the year ended December 31, 2022, the Company paid $0.8 million (December 31, 2021 – $0.3 million) relating to short-term and low-value
leases which were expensed as incurred. During the year ended December 31, 2022, the Company also paid $1.7 million (December 31, 2021 – $3.0 million) in variable lease payments not included in the measurement of lease liabilities, of which $0.9 million (December 31, 2021 –$1.8 million) was included in COGS and $0.8 million (December 31, 2021 – $1.2 million) was included in SG&A. Interest expense on lease liabilities was $3.4 million for the year ended December 31, 2022 (December 31, 2021 –$3.0 million). Total cash outflow for leases for the year ended December 31, 2022 was $21.7 million (December 31, 2021 –$20.5 million).

Future minimum lease payments under
non-cancellable
leases were as follows:

December 31, 2022

2023	$23,776

2024	18,427

2025	15,493

2026	12,173

2027	9,848

Thereafter	32,287

$112,004

Less:

Imputed interest	18,811

Short-term leases	156

Low-value leases	4

$93,033